UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     April 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $1,443,201 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    48026   478164 SH       SOLE                   478164        0        0
CIGNA CORPORATION              COM              125509109    84852  1722900 SH       SOLE                  1722900        0        0
DRESSER-RAND GROUP INC         COM              261608103    42572   917700 SH       SOLE                   917700        0        0
FIRST CASH FINL SVCS INC       COM              31942D107    16787   391400 SH       SOLE                   391400        0        0
FISERV INC                     COM              337738108    87882  1266500 SH       SOLE                  1266500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   229597  3336200 SH       SOLE                  3336200        0        0
HESS CORP                      COM              42809H107    25289   429000 SH       SOLE                   429000        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106    35733   888000 SH       SOLE                   888000        0        0
KBR INC                        COM              48242W106   152990  4303519 SH       SOLE                  4303519        0        0
KROGER CO                      COM              501044101   138871  5731400 SH       SOLE                  5731400        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    42035  1229100 SH       SOLE                  1229100        0        0
OCEANEERING INTL INC           COM              675232102   131879  2447200 SH       SOLE                  2447200        0        0
PALL CORP                      COM              696429307    53810   902400 SH       SOLE                   902400        0        0
REPUBLIC SVCS INC              COM              760759100    51970  1700600 SH       SOLE                  1700600        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    19153   726600 SH       SOLE                   726600        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105    66769  1059000 SH       SOLE                  1059000        0        0
TUPPERWARE BRANDS CORP         COM              899896104    70002  1102400 SH       SOLE                  1102400        0        0
VALERO ENERGY CORP NEW         COM              91913Y100   144984  5626100 SH       SOLE                  5626100        0        0